Leases - Schedule of Aggregate Future Minimum Rental Payments under Non-cancelable Agreement (Detail) - Dec. 31, 2019 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Leases [Abstract]
2020	¥ 7,189
2021	5,985
2022	5,519
2023	3,511
Total future minimum rental payment	22,204
Less amount representing imputed interest	(1,820)
Present value of future minimum rental payments	20,384
Less current portion, recorded in other current liabilities	(6,993)	$ (1,004)
Long-term lease liabilities, recorded in other long-term liabilities	¥ 13,391	$ 1,923